Income Taxes - Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory federal income tax rate (in percent)	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in valuation allowance	(16.60%)	(9.00%)
Income tax provision	1.40%	0.70%
BURTECH ACQUISITION CORP [Member]
Statutory federal income tax rate (in percent)	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Fair value of Non-Redemption Agreement liability	(6.40%)
Transaction costs	(20.00%)	14.30%
Fines and penalties	(3.00%)	0.20%
Change in valuation allowance	(6.00%)	7.90%
Income tax provision	(14.40%)	43.40%